Financial Instruments - Schedule of Hedging Instruments Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	¥ 1,010	¥ 4,063
Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(15,795)	(19,283)
Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	(53,627)	(52,236)
Balance in hedge cost reserve	(7,967)	(15,930)
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	3,560	3,560
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	324,759	344,866
Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	¥ 203,262	¥ 189,796